Income Taxes (Details)		12 Months Ended
		Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 HKD ($)
Income Taxes [Line Items]
Percentage of assessable profits		16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
Assessable profits		$ 1,301,395		$ 149,617		$ 178,307
Amount of tax payable subject to a maximum reduction	[1]	$ 768		$ 193		$ 383
Hong Kong [Member]
Income Taxes [Line Items]
Percentage of reduction granted		100.00%	100.00%
Amount of tax payable subject to a maximum reduction			$ 3,000		$ 1,500		$ 3,000
Hong Kong [Member] | Minimum [Member]
Income Taxes [Line Items]
Percentage of assessable profits		8.25%	8.25%
Assessable profits		$ 256,131	$ 2,000,000
Hong Kong [Member] | Maximum [Member]
Income Taxes [Line Items]
Percentage of assessable profits		16.50%	16.50%
Assessable profits		$ 256,131	$ 2,000,000

[1]	It represents a reduction granted by the Hong Kong SAR Government of 100% of the tax payable subject to a maximum reduction of HK$3,000, HK$1,500 and HK$3,000 for each business during the years ended March 31,2026, 2025 and 2024, respectively.